Share-Based Compensation - Summary of Issued Share Based Awards (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Actual Fair Value on Vesting Date		$ 5.85	$ 3.07
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested, Weighted Average Fair Value on Grant Date, opening balance	$ 3.25	3.26	3.22
Vested, Weighted Average Fair Value on Grant Date	0.00	3.43	3.43
Granted, Weighted Average Fair Value on Grant Date			3.43
Unvested, Weighted Average Fair Value on Grant Date, closing balance	$ 3.25	$ 3.25	$ 3.26
Management [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested, Number of Units, opening balance	300,000	300,000	225,000
Vested, Number of Units	0	0	0
Granted, Number of Units			75,000
Unvested, Number of Units, closing balance	300,000	300,000	300,000
Director [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested, Number of Units, opening balance		27,550	32,070
Vested, Number of Units		(27,550)	(32,070)
Granted, Number of Units			27,550
Unvested, Number of Units, closing balance			27,550